INTERIM FINANCIAL DATA (Policies)	6 Months Ended
Jun. 30, 2015
INTERIM FINANCIAL DATA [Abstract]
Basis of Accounting
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which the Ship Finance is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.
The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2014.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-09 “Revenue from Contracts with Customers” to replace existing revenue recognition guidance and is intended to improve and converge the requirements for revenue from contracts with customers under US GAAP and International Financial Reporting Standards (“IFRS”). ASU 2014-09 is intended to remove inconsistencies and provide a more robust framework for addressing revenue issues. Initially, ASU 2014-09 was effective for reporting periods and interim periods beginning on or after December 15, 2016. Subsequently, in August 2015, the FASB issued ASU 2015-14 deferring the effective date of ASU 2014-09 by one year, however, early adoption as of the original effective date will be permitted. The Company is currently evaluating the impact that the adoption of ASU 2014-09 will have on its consolidated financial position, results of operations and cash flows.
In November 2014, the FASB issued ASU 2014-16 “Derivatives and Hedging” in order to standardize the determination of whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. ASU 2014-16 requires that all terms and features of the hybrid instrument, including the embedded derivative feature itself, must be taken into account when establishing separate accounting for the embedded derivative. ASU 2014-16 is effective for fiscal years and interim periods beginning on or after December 15, 2015. The Company is currently assessing the impact of ASU 2014-16 on its consolidated financial position, results of operations and cash flows.
In February 2015, the FASB issued ASU 2015-02 “Consolidation: Amendments to the Consolidation Analysis” in order to clarify the basis for consolidation of certain legal entities. ASU 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. Specifically, ASU 2015-02 (i) modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities, (ii) eliminates the presumption that a general partner should consolidate a limited partnership, (iii) affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and (iv) provides a scope exception from consolidation guidance for reporting entities with interests in certain legal entities. ASU 2015-02 is effective for public business entities for fiscal years and interim periods beginning on or after December 15, 2015. Early adoption is permitted. The Company is currently assessing the impact of ASU 2015-02 on its consolidated financial position, results of operations and cash flows.
In April 2015, the FASB issued ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” to simplify presentation of debt issuance costs. The amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. ASU 2015-03 is effective for public entities with reporting periods beginning after December 15, 2015. Early adoption is permitted for financial statements that have not been previously issued. The Company believes that the implementation of this update will only affect the presentation of debt issuance costs which will be shown as a direct deduction of the related debt instead of under non-current assets in the accompanying balance sheets.